Schedule H, Line 4(i) Schedule of Assets (Held at End of Year) - Plan Name and Number (Details) - EBP 005	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	71-0294708
Plan number	005